Investment and Mortgage-Backed Securities, Available for Sale (Tables)	9 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale are as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$6,115,036	$53,954	$4,320	$6,164,670
Small Business Administration (“SBA”) Bonds	94,152,203	2,466,354	156,287	96,462,270
Tax Exempt Municipal Bonds	35,772,115	1,770,567	60,534	37,482,148
Mortgage-Backed Securities	206,793,861	8,030,008	91,966	214,731,903
Equity Securities	102,938	—	27,713	75,225
	$342,936,153	$12,320,883	$340,820	$354,916,216
	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$2,634,234	$64,660	$—	$2,698,894
Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) Bonds	2,926,566	560	5,275	2,921,851
SBA Bonds	85,064,224	1,357,490	142,912	86,278,802
Tax Exempt Municipal Bonds	23,231,375	971,739	77,389	24,125,725
Mortgage-Backed Securities	229,462,521	8,486,387	95,073	237,853,835
Equity Securities	102,938	—	27,188	75,750
	$343,421,858	$10,880,836	$347,837	$353,954,857

Schedule of Available For Sale Securities, Contractual Maturities

	Amortized Cost	Fair Value
Less Than One Year	$—	$—
One – Five Years	14,222,904	14,515,725
Five – Ten Years	60,854,622	62,377,392
After Ten Years	61,064,766	63,291,196
Mortgage-Backed Securities	206,793,861	214,731,903
	$342,936,153	$354,916,216

Schedule of Temporarily Impaired Securities, Fair Value and Unrealized Losses
The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$995,680	$4,320	$—	$—	$995,680	$4,320
SBA Bonds	4,583,177	119,825	1,833,076	36,462	6,416,253	156,287
Tax Exempt Municipal Bond	4,538,734	60,534	—	—	4,538,734	60,534
Mortgage-Backed Securities	16,259,037	91,966	—	—	16,259,037	91,966
Equity Securities	—	—	75,225	27,713	75,225	27,713
	$26,376,628	$276,645	$1,908,301	$64,175	$28,284,929	$340,820
(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

	March 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FNMA And FHLMC Bonds	$1,921,291	$5,275	$—	$—	$1,921,291	$5,275
SBA Bonds	12,508,821	142,912	—	—	12,508,821	142,912
Tax Exempt Municipal Bond	3,390,580	77,389	—	—	3,390,580	77,389
Mortgage-Backed Securities	23,053,784	95,073	—	—	23,053,784	95,073
Equity Securities	—	—	75,750	27,188	75,750	27,188
	$40,874,476	$320,649	$75,750	$27,188	$40,950,226	$347,837